Shareholder Report, Average Annual Return (Details)	4 Months Ended	10 Months Ended	12 Months Ended	16 Months Ended	18 Months Ended	53 Months Ended	60 Months Ended	68 Months Ended	75 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000218348
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Institutional
C000247047
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ETF
C000247048
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ETF
C000247050
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ETF
C000103965
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Institutional
C000103966
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Investor
C000243085
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ETF
C000229357
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ETF
C000229356
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Institutional
C000015260
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Institutional
C000183970
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Institutional
C000015261
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Institutional
C000244515
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ETF
Without Sales Load [Member] | C000218348
Average Annual Return [Line Items]
Average Annual Return, Percent			14.29%			15.32%
Without Sales Load [Member] | C000247047
Average Annual Return [Line Items]
Average Annual Return, Percent		12.00%
Without Sales Load [Member] | C000247048
Average Annual Return [Line Items]
Average Annual Return, Percent	0.39%
Without Sales Load [Member] | C000247050
Average Annual Return [Line Items]
Average Annual Return, Percent		(8.01%)
Without Sales Load [Member] | C000103965
Average Annual Return [Line Items]
Average Annual Return, Percent			6.83%				2.48%			2.90%
Without Sales Load [Member] | C000103966
Average Annual Return [Line Items]
Average Annual Return, Percent			6.54%				2.23%			2.65%
Without Sales Load [Member] | C000243085
Average Annual Return [Line Items]
Average Annual Return, Percent			11.35%		10.62%
Without Sales Load [Member] | C000229357
Average Annual Return [Line Items]
Average Annual Return, Percent			7.18%				6.13%	7.33%
Without Sales Load [Member] | C000229356
Average Annual Return [Line Items]
Average Annual Return, Percent			3.87%				1.41%		2.73%
Without Sales Load [Member] | C000015260
Average Annual Return [Line Items]
Average Annual Return, Percent			3.33%				4.90%			6.87%
Without Sales Load [Member] | C000183970
Average Annual Return [Line Items]
Average Annual Return, Percent			8.84%				5.06%		4.84%
Without Sales Load [Member] | C000015261
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.57%)				1.44%			2.15%
Without Sales Load [Member] | C000244515
Average Annual Return [Line Items]
Average Annual Return, Percent			12.12%	12.98%
Litman Gregory Index: MSCI China All Shares Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI China All Shares Index
Average Annual Return, Percent		15.66%
Litman Gregory Index: MSCI Emerging Markets ex China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets ex China Index
Average Annual Return, Percent	(3.86%)
Litman Gregory Index: MSCI ACWI Ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Ex USA Index
Average Annual Return, Percent		1.43%
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%				(0.33%)			1.35%
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%				(0.33%)			1.35%
Litman Gregory Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index
Average Annual Return, Percent			24.51%		22.98%
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%				(0.33%)	0.62%
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%				(0.33%)		1.34%
Litman Gregory Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Average Annual Return, Percent			18.67%				11.17%			9.95%
Litman Gregory Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			1.25%				(0.33%)		1.34%
Litman Gregory Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Average Annual Return, Percent			3.82%				4.73%			5.20%
Litman Gregory Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index
Average Annual Return, Percent			17.49%	18.38%
Litman Gregory Index: Russell 2000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000 Index
Average Annual Return, Percent			11.54%			11.19%
Litman Gregory Index: Morningstar US Small Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Small Blend Category
Average Annual Return, Percent			10.90%			12.87%
Litman Gregory Index: Morningstar China Region Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar China Region Category
Average Annual Return, Percent		10.49%
Litman Gregory Index: Morningstar Diversified Emerging Markets Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Diversified Emerging Markets Category
Average Annual Return, Percent	0.71%
Litman Gregory Index: Morningstar Foreign Large Growth Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Foreign Large Growth Category
Average Annual Return, Percent		(1.15%)
Litman Gregory Index: ICE BofA US 3-Month Treasury Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill
Average Annual Return, Percent			5.25%				2.46%			1.77%
Litman Gregory Index: Morningstar Multistrategy Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Multistrategy Category
Average Annual Return, Percent			5.70%				3.44%			2.62%
Litman Gregory Index: ICE BofA US 3-Month Treasury Bill
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US 3-Month Treasury Bill
Average Annual Return, Percent			5.25%				2.46%			1.77%
Litman Gregory Index: Morningstar Multistrategy Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Multistrategy Category
Average Annual Return, Percent			5.70%				3.44%			2.62%
Litman Gregory Index: Morningstar Large Value Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Large Value Category
Average Annual Return, Percent			14.15%		14.74%
Litman Gregory Index: Russell 1000 Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Value Index
Average Annual Return, Percent			14.37%		14.29%
Litman Gregory Index: Morningstar Systematic Trend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Systematic Trend Category
Average Annual Return, Percent			1.40%				3.70%	3.55%
Litman Gregory Index: SG CTA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			SG CTA Index
Average Annual Return, Percent			2.36%				5.39%	5.25%
Litman Gregory Index: Bloomberg US Interm Credit Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Interm Credit Index
Average Annual Return, Percent			4.01%				1.39%		2.71%
Litman Gregory Index: Morningstar Global Large-Stock Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Global Large-Stock Blend Category
Average Annual Return, Percent			12.43%				7.80%			7.84%
Litman Gregory Index: MSCI All Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI All Country World Index
Average Annual Return, Percent			17.49%				10.06%			9.23%
Litman Gregory Index: ICE BofA US High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US High Yield Index
Average Annual Return, Percent			8.20%				4.04%		4.67%
Litman Gregory Index: Morningstar Nontraditional Bond Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Nontraditional Bond Category
Average Annual Return, Percent			5.93%				2.10%		2.45%
Litman Gregory Index: Morningstar Foreign Large Blend Category
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Foreign Large Blend Category
Average Annual Return, Percent			4.74%				4.21%			4.69%
Litman Gregory Index: Morningstar Global Large-Stock Growth
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Morningstar Global Large-Stock Growth
Average Annual Return, Percent			15.00%	16.57%